BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, Shares Issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	800,000,000	300,000,000	300,000,000
Common Stock Shares Issued	316,453,673	98,503,199	91,925,000
Common stock, shares outstanding	316,453,673	98,503,199	91,925,000